UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL LIQUID RESERVES

FORM N-Q
MAY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $14,441,469,236

1. Organization and Significant Accounting Policies

CitiSM Institutional Liquid Reserves (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (32.6% at May 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included else where in the report.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value*
SHORT-TERM INVESTMENTS — 102.6%
Bank Notes — 2.4%
	Bank of America NA:
$440,000,000	2.600% due 8/11/08 (a)	$440,000,000
300,000,000	3.208% due 4/3/09 (a)(b)	300,000,000
308,220,000	Wells Fargo Bank NA, 2.559% due 6/3/09 (a)	308,220,000
	Total Bank Notes	1,048,220,000
Certificates of Deposit — 38.2%
200,000,000	Allied Irish Banks, 2.750% due 11/12/08	200,000,000
	American Express Centurion Bank:
100,000,000	2.740% due 8/12/08	100,000,000
125,000,000	2.740% due 8/13/08	125,000,000
	Banco Bilbao Vizcaya:
200,000,000	4.570% due 7/3/08	200,000,000
88,000,000	4.570% due 7/7/08	88,000,000
100,000,000	2.800% due 11/20/08	100,000,000
150,000,000	2.805% due 11/20/08	150,003,513
	Banco Santander:
125,000,000	3.000% due 10/23/08	125,000,000
100,000,000	3.090% due 12/22/08	100,005,525
	Bank of Montreal:
225,000,000	3.740% due 7/17/08	225,000,000
100,000,000	3.250% due 7/29/08	100,049,703
150,000,000	3.030% due 8/7/08	150,000,000
100,000,000	2.930% due 8/20/08	99,984,815
200,000,000	3.000% due 8/28/08	200,000,000
	Bank of Nova Scotia:
50,000,000	5.170% due 7/7/08	50,014,110
137,900,000	2.900% due 8/28/08	137,900,000
300,000,000	2.600% due 10/1/08	300,000,000
100,000,000	2.500% due 3/6/09	100,000,000
	Bank of Scotland PLC:
500,000,000	2.819% due 11/19/08 (a)	500,000,000
150,000,000	2.840% due 11/21/08	150,000,000
250,000,000	2.994% due 2/6/09 (a)	250,000,000
	Bank of Tokyo Mitsubishi:
200,000,000	4.840% due 6/12/08	200,000,000
350,000,000	2.630% due 8/8/08	350,000,000
300,000,000	2.720% due 8/12/08	300,000,000
	Barclays Bank PLC NY:
100,000,000	2.600% due 9/18/08	100,000,000
200,000,000	2.820% due 11/13/08	200,000,000
167,000,000	3.020% due 2/23/09	167,000,000
200,000,000	2.970% due 4/20/09	200,000,000
150,000,000	2.910% due 5/13/09 (a)	150,000,000
	BNP Paribas NY Branch:
150,000,000	5.390% due 6/23/08	150,000,000
163,200,000	5.380% due 7/11/08	163,200,000
200,000,000	5.385% due 7/16/08	200,000,000
165,000,000	2.700% due 10/6/08	165,000,000
395,000,000	2.960% due 10/24/08	395,000,000
	Canadian Imperial Bank:
250,000,000	4.720% due 6/23/08	250,000,000
400,000,000	2.410% due 7/7/08	400,000,000
	Citibank NA:
375,000,000	3.040% due 6/4/08	375,000,000
See Notes to Schedule of Investments.

1

Liquid Reserves Portfolio
Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Certificates of Deposit — 38.2% (continued)
$300,000,000	2.650% due 8/20/08	$300,000,000
	Credit Suisse New York:
200,000,000	4.010% due 1/7/09	200,000,000
250,000,000	3.346% due 3/3/09 (a)	250,000,000
	Depfa Bank PLC:
250,000,000	4.400% due 6/9/08	250,000,000
200,000,000	2.980% due 8/4/08	200,000,000
350,000,000	Deutsche Bank AG NY, 2.720% due 8/1/08	350,000,000
325,000,000	Dexia Credit Local SA, 2.690% due 8/7/08	325,005,917
	Fortis Bank NY:
119,600,000	2.326% due 6/30/08 (a)	119,572,457
275,000,000	2.760% due 10/6/08	275,000,000
200,000,000	HSBC Bank USA, 2.970% due 6/16/08	200,016,932
	Istituto Bancario SA:
250,000,000	3.264% due 3/5/09 (a)	250,000,000
242,500,000	3.210% due 4/22/09	242,500,000
100,000,000	3.300% due 5/6/09	100,000,000
	KBC Bank N.V.:
200,000,000	2.600% due 7/7/08	200,000,000
100,000,000	2.600% due 7/14/08	100,000,000
250,000,000	Lloyds Bank PLC, 2.499% due 7/14/08	250,000,000
	Natixis:
100,000,000	2.850% due 8/4/08	100,001,737
250,000,000	3.000% due 8/4/08	250,000,000
100,000,000	2.800% due 8/7/08	100,008,912
350,000,000	2.760% due 8/12/08	350,006,853
150,000,000	Nordea Bank Finland NY, 4.670% due 11/5/08	151,158,326
248,650,000	PNC Bank NA, 3.127% due 2/23/09 (a)	248,650,000
300,000,000	Rabobank Nederland NY, 2.630% due 7/15/08	300,000,000
	Royal Bank of Canada NY:
100,000,000	2.750% due 7/2/08	100,000,000
331,900,000	2.970% due 8/28/08	331,900,000
300,000,000	2.970% due 8/29/08	300,000,000
200,000,000	2.410% due 9/19/08	200,000,000
102,788,000	5.290% due 2/2/09	104,281,262
100,000,000	Royal Bank of Scotland NY, 3.750% due 7/22/08	100,102,301
	Skandinaviska Enskilda Banken:
125,000,000	2.800% due 6/17/08	125,000,000
39,500,000	4.550% due 7/3/08	39,500,333
	Societe Generale NY:
100,000,000	2.850% due 6/30/08	100,000,000
313,000,000	5.200% due 7/25/08	313,000,000
	Svenska Handelsbanken NY:
377,400,000	3.000% due 8/7/08	377,400,000
175,000,000	5.005% due 10/9/08	175,002,983
	Toronto Dominion Bank NY:
86,000,000	4.830% due 6/13/08	86,003,226
250,000,000	4.840% due 6/16/08	250,000,000
125,000,000	2.920% due 8/29/08	125,000,000
200,000,000	2.500% due 9/24/08	200,000,000
150,000,000	UBS AG Stamford CT, 5.030% due 9/15/08	150,000,000
	Unicredito Italiano SpA NY:
499,500,000	3.010% due 8/11/08	499,504,818
125,000,000	2.905% due 8/21/08	125,001,378
141,370,000	4.620% due 8/28/08	141,370,000
125,000,000	2.700% due 9/11/08	125,000,000
See Notes to Schedule of Investments.

2

Liquid Reserves Portfolio
Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Certificates of Deposit — 38.2% (continued)
$200,000,000	4.720% due 9/15/08	$200,005,630
	Wachovia Bank NA:
125,000,000	2.820% due 6/9/08	125,008,655
175,000,000	4.500% due 12/1/08	175,000,000
145,000,000	3.117% due 1/27/09 (a)	145,000,000
	Total Certificates of Deposit	16,941,159,386
Certificates of Deposit (Euro) — 3.9%
	ABN Amro Bank NV:
75,000,000	3.080% due 8/7/08	75,000,000
175,000,000	2.940% due 8/8/08	174,951,659
	Banco Santander:
100,000,000	4.060% due 6/16/08	100,002,294
75,000,000	4.070% due 6/16/08	75,002,008
50,000,000	4.850% due 6/30/08	50,012,298
400,000,000	4.190% due 7/15/08	400,004,676
150,000,000	2.980% due 8/4/08	150,005,173
100,000,000	3.005% due 8/4/08	100,007,759
300,000,000	Credit Agricole SA, 2.750% due 8/1/08	300,004,972
	HSBC Bank PLC:
150,000,000	2.550% due 6/20/08	150,000,000
50,000,000	3.420% due 7/24/08	50,029,862
100,000,000	3.110% due 7/31/08	100,017,718
	Total Certificates of Deposit (Euro)	1,725,038,419
Commercial Paper — 28.4%
100,000,000	ABN Amro Bank NV, 2.713% due 9/8/08 (c)	99,270,445
	Allied Irish Banks PLC:
100,000,000	2.807% due 6/16/08 (b)(c)	99,891,500
138,000,000	3.036% due 8/21/08 (b)(c)	137,083,066
300,000,000	2.856% due 9/8/08 (b)(c)	297,701,084
187,506,099	Atlantic East Funding LLC, 2.731% due 3/25/09 (a)(d)(e)	170,124,283
	Australia & New Zealand Banking Group:
100,000,000	2.840% due 6/9/08 (b)(c)	99,945,167
100,000,000	2.717% due 11/12/08 (b)(c)	98,786,555
428,500,000	Bank of America Corp., 2.939% due 6/20/08 (c)	427,876,533
	Bank of Ireland:
200,000,000	2.769% due 7/14/08 (b)(c)	199,358,333
265,000,000	2.952% due 7/29/08 (b)(c)	263,770,621
200,000,000	2.719% due 8/15/08 (b)(c)	198,890,000
300,000,000	2.705% due 9/12/08 (b)(c)	297,722,000
	BNZ International Funding Ltd.:
150,000,000	4.147% due 6/17/08 (b)(c)	149,745,313
319,000,000	3.030% due 8/25/08 (b)(c)	316,778,165
125,000,000	2.781% due 9/8/08 (b)(c)	124,062,534
100,000,000	2.893% due 11/20/08 (b)(c)	98,646,250
	CBA (Delaware) Finance Inc.:
100,000,000	2.769% due 7/7/08 (c)	99,732,639
100,000,000	2.779% due 11/19/08 (c)	98,706,111
	Cheyne Finance LLC:
163,500,000	5.350% due 7/21/08 (d)(g)(i)(k)	119,878,200
58,315,961	5.380% due 7/21/08 (d)(g)(i)(k)	42,757,263
200,000,000	Citigroup Funding Inc., 2.976% due 9/5/08 (c)	198,453,611
	Danske Corp.:
97,100,000	2.996% due 8/4/08 (b)(c)	96,597,872
250,000,000	2.552% due 8/27/08 (b)(c)	248,486,042
250,000,000	3.050% due 4/9/09 (a)(b)	250,000,000
See Notes to Schedule of Investments.

3

Liquid Reserves Portfolio
Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Commercial Paper — 28.4% (continued)
$103,900,000	Depfa Bank PLC, 4.357% due 6/20/08 (b)(c)	$103,678,173
400,000,000	Dexia Delaware LLC, 2.638% due 8/12/08 (c)	397,933,111
500,000,000	Dresdner U.S. Finance, 2.646% due 6/10/08 (c)	499,706,667
	General Electric Capital Corp.:
143,400,000	5.141% due 6/3/08 (c)	143,380,283
160,480,000	4.497% due 8/25/08 (c)	158,851,128
275,000,000	2.727% due 9/2/08 (c)	273,109,528
300,000,000	Goldman Sachs Group Inc., 4.750% due 9/16/08 (b)	300,000,000
100,000,000	HSBC USA Inc., 2.678% due 7/14/08 (c)	99,689,667
	ING Funding LLC:
300,000,000	2.410% due 9/22/08 (c)	297,778,666
195,000,000	3.005% due 10/28/08 (c)	192,627,066
112,800,000	3.078% due 1/16/09 (c)	110,649,656
358,887,796	Issuer Entity LLC, 3.479% - 3.489% due 10/30/08 (a)(d)(f)(l)	212,210,354
250,000,000	JPMorgan Chase, 2.891% due 8/1/08 (c)	248,812,500
439,000,000	Lloyds Bank PLC, 2.499% due 7/14/08 (c)	437,724,705
1,353,000,000	Morgan Stanley Master Note, 3.175% due 6/2/08	1,353,000,000
225,000,000	Natixis, 2.678% due 8/15/08 (b)(c)	223,769,750
135,000,000	Nestle Finance Inernational Ltd., 2.300% due 6/2/08 (c)	135,000,000
	Royal Bank of Scotland PLC:
200,000,000	4.139% due 7/18/08 (c)	198,965,000
300,000,000	3.000% due 10/24/08 (c)	296,453,999
35,664,000	San Paolo IMI U.S. Financial Co., 2.451% due 6/2/08 (c)	35,664,000
	Skandinaviska Enskilda Banken:
250,000,000	2.673% due 9/8/08 (b)(c)	248,196,528
100,000,000	2.942% due 7/30/08 (b)(c)	99,532,778
	Societe Generale N.A.:
191,500,000	2.933% due 7/7/08 (c)	190,958,215
275,000,000	3.046% due 10/30/08 (c)	271,562,500
	Swedbank:
102,000,000	2.813% due 6/5/08 (c)	101,976,200
200,000,000	2.820% due 6/10/08 (c)	199,875,555
200,000,000	2.830% due 7/16/08 (c)	199,313,111
120,000,000	2.747% due 9/4/08 (c)	119,149,300
175,000,000	3.078% due 10/27/08 (c)	172,834,813
125,000,000	3.078% due 10/28/08 (c)	123,442,916
100,000,000	Toyota Motor Credit Corp., 2.731% due 8/4/08 (c)	99,527,500
	UBS Finance Delaware LLC:
188,900,000	5.238% due 6/3/08 (c)	188,873,554
100,000,000	3.003% due 7/23/08 (c)	99,580,667
123,300,000	2.942% due 7/31/08 (c)	122,713,982
	Westpac Banking Corp.:
200,000,000	2.656% due 11/17/08 (b)(c)	197,554,666
200,000,000	2.666% due 11/19/08 (b)(c)	197,516,111
	Total Commercial Paper	12,585,876,236
Corporate Bonds & Notes — 3.8%
243,500,000	Australia & New Zealand, 3.351% due 4/2/09 (a)(b)	243,500,000
125,000,000	ING Bank NV, 3.282% due 3/26/09 (a)(b)	125,000,000
225,000,000	Rabobank Nederland NV, 2.890% due 4/30/09 (a)(b)	224,977,984
150,000,000	Royal Bank of Canada, 3.233% due 5/15/09 (a)(b)	150,000,000
150,000,000	Royal Bank of Scotland Group PLC, 2.914% due 9/18/08 (a)(b)	150,000,000
333,000,000	Steers CLN, 2.726% due 6/29/08 (a)(d)	333,000,000
242,778,332	Steers Delaware Business Trust, Senior Secured Notes, 2.413% due 6/27/08 (a)(d)	242,778,332
125,000,000	Svenska Handelsbanken AB, 3.200% due 5/26/09 (a)(b)	125,000,000
See Notes to Schedule of Investments.

4

Liquid Reserves Portfolio
Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
Corporate Bonds & Notes — 3.8% (continued)
$94,000,000	Wal-Mart Stores Inc., 2.700% due 6/16/08 (a)	$93,993,939
	Total Corporate Bonds & Notes	1,688,250,255
Medium-Term Notes — 5.9%
124,000,000	ANZ National International Ltd., 3.210% due 2/9/09 (a)(b)	124,000,000
	Axon Financial Funding LLC:
325,000,000	2.589% due 6/25/08 (d)(g)(h)(l)	268,287,500
100,000,000	5.420% due 7/3/08 (d)(g)(h)(l)	82,550,000
100,000,000	5.420% due 7/15/08 (d)(g)(h)(l)	82,550,000
97,000,000	5.425% due 7/15/08 (d)(g)(h)(l)	80,073,500
100,000,000	2.644% due 8/14/08 (d)(g)(h)(l)	82,550,000
200,000,000	2.651% due 8/14/08 (d)(g)(h)(l)	165,100,000
225,000,000	2.885% due 8/14/08 (d)(g)(h)(l)	185,737,500
	Cheyne Finance LLC:
123,588,240	2.065% due 7/21/08 (d)(g)(i)(k)	90,614,898
82,760,730	2.090% due 7/21/08 (d)(g)(i)(k)	60,680,167
222,875,000	Citigroup Funding Inc., 2.633% due 5/8/09 (a)	222,844,149
150,000,000	HSBC USA Inc., 3.218% due 5/15/09 (a)	150,000,000
100,000,000	ING USA Global Funding Trust, 3.143% due 6/19/09 (a)	100,000,000
	Nightingale Finance LLC:
100,000,000	2.785% due 6/18/08 (a)(d)	99,999,337
100,000,000	2.589% due 6/25/08 (a)(d)	99,999,370
250,000,000	Royal Bank of Scotland PLC, 2.650% due 3/4/09 (a)(b)	250,000,000
248,500,000	Toyota Motor Credit Corp., 2.744% due 10/6/08 (a)	248,440,315
135,900,000	Wells Fargo Co., 2.774% due 10/31/08 (a)	135,880,530
75,000,000	White Pine Finance LLC, 2.225% due 8/18/08 (d)(g)(j)	75,000,000
	Total Medium-Term Notes	2,604,307,266
Promissory Note — 0.7%
300,000,000	Goldman Sachs Group Inc., 2.120% due 6/25/08 (a)(d)	300,000,000
Time Deposits — 3.3%
210,000,000	Bank of Tokyo, 2.375% due 6/2/08	210,000,000
464,288,000	Calyon Grand Cayman, 2.400% due 6/2/08	464,288,000
201,911,000	National Bank of Canada, 2.250% due 6/2/08	201,911,000
459,500,000	RBS, 2.400% due 6/2/08	459,500,000
152,539,000	Toronto Dominion Grand Cayman, 2.188% due 6/2/08	152,539,000
	Total Time Deposits	1,488,238,000
U.S. Government Agencies — 11.2%
180,000,000	Federal Farm Credit Bank (FFCB), 2.380% due 5/6/09	180,000,000
	Federal Home Loan Bank (FHLB):
115,000,000	2.554% due 12/3/08 (a)	115,000,000
200,000,000	2.080% due 1/30/09 (a)	200,000,000
124,500,000	2.660% due 4/3/09 (a)	124,500,000
200,000,000	2.470% due 4/21/09	200,053,096
	Bonds:
200,000,000	2.120% due 8/7/09 (a)	200,000,000
350,000,000	2.323% due 8/27/09 (a)	349,914,294
175,000,000	2.250% due 3/26/10 (a)	175,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
250,000,000	2.618% due 10/7/09 (a)	250,000,000
350,000,000	2.068% - 2.144% due 12/31/08 (c)	345,692,277
	Discount Notes:
165,000,000	2.102% due 9/22/08 (c)	163,932,267
268,727,000	2.097% due 10/14/08 (c)	266,651,457
See Notes to Schedule of Investments.

5

Liquid Reserves Portfolio
Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value*
U.S. Government Agencies — 11.2% (continued)
$200,000,000	2.286% due 11/24/08 (c)	$197,802,778
256,125,000	2.182% - 2.244% due 3/30/09 (c)	251,465,128
	Notes:
150,000,000	2.468% due 9/18/09 (a)	150,000,000
175,000,000	2.313% due 9/28/09 (a)	174,931,118
	Federal National Mortgage Association (FNMA):
180,000,000	2.230% due 10/7/09 (a)	179,962,831
	Discount Notes:
100,000,000	2.070% due 10/22/08 (c)	99,191,389
150,000,000	0.000% due 11/5/08	148,492,000
150,000,000	0.000% due 11/19/08	148,356,666
75,000,000	2.193% due 2/27/09 (c)	73,790,625
200,000,000	2.164% - 2.244% due 3/27/09 (c)	196,450,902
175,000,000	2.317% - 2.327% due 11/26/08 (c)	173,024,729
	Notes:
133,800,000	2.070% due 1/16/09 (a)	133,800,000
150,000,000	2.060% due 1/23/09 (a)	149,990,342
336,750,000	2.250% due 9/3/09 (a)	336,750,000
	Total U.S. Government Agencies	4,984,751,899
U.S. Government Obligations — 2.0%
	U.S. Treasury Notes:
548,000,000	3.125% due 4/15/09	553,448,921
177,250,000	4.500% due 4/30/09	181,290,159
150,000,000	4.875% due 5/15/09	153,684,095
	Total U.S. Government Obligations	888,423,175
U.S. Treasury Bill — 1.8%
805,000,000	U.S. Treasury Bills, 2.000% due 12/4/08 (c)	796,941,950
	Letter Agreements (Cost — $0) (Note 2)(k) – 0.3%	114,234,403
	Capital Support Agreements (Cost — $0) (Note 2)(l) – 0.7%	334,645,315
	TOTAL INVESTMENTS — 102.6% (Amortized Cost — $45,500,086,304#)	45,500,086,304
	Liabilities in Excess of Other Assets — (2.6)%	(1,135,533,832)
	TOTAL NET ASSETS — 100.0%	$44,364,552,472

*	Reflects amortized cost value, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield-to-maturity.
(d)	Illiquid security.
(e)	The Portfolio received partial principal payments and the remaining was restructured on March 27, 2008 with a maturity date of March 25, 2009. The Portfolio has determined that it is currently in its best interest to continue to hold this security.
(f)	The Portfolio received partial principal payments and the remaining principal was restructured with a maturity date of October 30, 2008. The Portfolio has determined that it is currently in its best interest to continue to hold this security.
(g)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(h)	On November 20, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.
(i)	On October 17, 2007, an insolvency event was declared. The Portfolio received partial principal payments and has determined that it is currently in its best interest to continue to hold these securities.
(j)	On February 12, 2008, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold this security.
(k)	The value shown is the fair market value as of May 31, 2008. The Cheyne Finance LLC security is supported by a Letter of Credit and Letter Agreement (see Note 2).
(l)	The value shown is the fair market value as of May 31, 2008. The Axon Financial Funding LLC and Issuer Entity LLC securities are supported by Capital Support Agreements (see Note 2).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Credit Arrangements for Certain Holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A.(“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligations to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. (“LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the Portfolio must pay to LM the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of the LOC, LM has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for transfer of the Securities to LM if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

7

Notes to Schedule of Investments (unaudited) (continued)

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, Inc., each CSA being with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC (collectively with Legg Mason, Inc., “LM”). Three of the CSAs provide support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs will provide support in the maximum amounts of $75,000,000 each, for the Portfolio’s holdings of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminates no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it holds on the immediately preceding business day. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of May 31, 2008, the amortized cost and the fair market value of the Portfolio’s holdings of Cheyne Finance LLC, Axon Financial Funding LLC and Issuer Entity LLC were: $428,164,931, $1,146,996,855, $346,707,314; and $313,930,528, $946,848,500, and $212,210,354, respectively. During the reporting period, the Portfolio did not draw down on the LOC and CSAs.

Additionally, on April 11, 2008, the Portfolio received a principal payment amount on Cheyne Finance LLC in the amount of $95,168,523.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 28, 2008